Goodwill and other intangible assets - Changes in goodwill and other intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 308,124
Ending balance	257,480	$ 308,124
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	168,431
Ending balance	145,945	168,431
Customer relation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	29,754
Ending balance	22,205	29,754
Technology
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	72,768
Ending balance	57,875	72,768
Brand and Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	26,211
Ending balance	22,703	26,211
Development Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	10,960
Ending balance	8,752	10,960
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	336,955	367,606
Additions	1,377	4,326
Translation differences	(45,043)	(34,977)
Ending balance	293,289	336,955
Gross carrying amount | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	168,431	186,020
Translation differences	(22,486)	(17,589)
Ending balance	145,945	168,431
Gross carrying amount | Customer relation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	41,272	45,582
Translation differences	(5,510)	(4,310)
Ending balance	35,762	41,272
Gross carrying amount | Technology
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	89,644	99,005
Translation differences	(11,968)	(9,361)
Ending balance	77,676	89,644
Gross carrying amount | Brand and Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	26,266	28,385
Additions	77	593
Translation differences	(3,506)	(2,712)
Ending balance	22,837	26,266
Gross carrying amount | Development Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	11,342	8,614
Additions	1,300	3,733
Translation differences	(1,573)	(1,005)
Ending balance	11,069	11,342
Amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(28,831)	(20,219)
Amortization	11,211	11,088
Translation differences	4,233	2,476
Ending balance	(35,809)	(28,831)
Amortization and impairment | Customer relation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(11,518)	(8,164)
Amortization	3,704	4,349
Translation differences	1,665	995
Ending balance	(13,557)	(11,518)
Amortization and impairment | Technology
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(16,876)	(12,038)
Amortization	5,363	6,297
Translation differences	2,438	1,459
Ending balance	(19,801)	(16,876)
Amortization and impairment | Brand and Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(55)	(17)
Amortization	88	41
Translation differences	9	3
Ending balance	(134)	(55)
Amortization and impairment | Development Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(382)	0
Amortization	2,056	401
Translation differences	121	19
Ending balance	$ (2,317)	$ (382)